Other income, net (Tables)	12 Months Ended
Jun. 30, 2021
Other income, net
Schedule of other income, net

	2019	2020	2021
	RMB	RMB	RMB
Government grants	21,121	68,682	46,343
Others	(194)	(1,612)	287
	20,927	67,070	46,630